Annual Total Returns - Fidelity Advisor Freedom® 2005 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2005 Fund - Class A	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	0.04%
Annual Return 2012	8.34%
Annual Return 2013	7.66%
Annual Return 2014	4.07%
Annual Return 2015	(0.80%)
Annual Return 2016	5.57%
Annual Return 2017	10.02%
Annual Return 2018	(2.69%)
Annual Return 2019	12.42%
Annual Return 2020	9.16%